Risk Management - Schedule of Potential Impact on Equity & Prices (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	$ (259,362)		$ (939,994)				$ (792,905)
Impact of Change in Interest Rate	(61,190,000)		(80,240,000)		$ (51,149)	$ (57,175)	(87,070,000.00)	$ (65,243)
Impact due to changes in exchange rate	145,470	$ 122,874	(130,900)	$ (93,322)
Impact due to changes in prices	84,280		(211,140)		71,725	(150,497)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(73,433)		(707,409)				(377,765)
Impact of Change in Interest Rate	(6,990,000)		(40,130,000)		(5,897)	(28,609)	(31,160,000)	(23,334)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	43,232		(201,548)				(221,758)
Impact of Change in Interest Rate	(33,240,000)		(23,150,000)		(28,055)	(16,505)	(49,070,000.00)	(36,744)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(65,627)		35,889				(49,254)
Impact of Change in Interest Rate	(5,360,000)		(8,130,000)		(4,525)	(5,780)	(1,370,000)	(1,023)
Impact due to changes in exchange rate			(63,650)	(45,380)
UVR
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(83,203)		(36,520)				(142,663)
Impact of Change in Interest Rate	(6,960,000)		(3,880,000)		(5,875)	(2,755)	(5,250,000)	(3,981)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity	(80,331)		(42,030)				(2,353)
Impact of Change in Interest Rate	(8,640,000)		(4,360,000)		$ (6,797)	(3,107)	(140,000)	(105)
Impact due to changes in exchange rate	$ 145,470	$ 122,874	(67,250)	$ (47,942)
FX
Sensitivity analysis for interest rate risk [line items]
Potential Impact on Equity			11,624				888
Impact of Change in Interest Rate			$ (590,000)			$ (419)	$ (80,000.00)	$ (56)